Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid for PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid for Non-PEO NEOs (d)	Value of Initial Fixed $100 Investment Based On:		Net Income (g)
					Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)
2025	$630,709	$630,709	$831,475	$1,650,146	$248	$94	$711,922,000
2024	$810,475	$810,475	$773,230	$689,803	$87	$112	$349,960,000
2023	$976,546	$976,546	$1,081,685	$752,445	$103	$104	$407,641,000
2022	$478,907	$478,907	$722,651	$542,397	$144	$79	$378,657,000
2021	$118,629	$118,629	$737,573	$1,206,425	$180	$135	$616,584,000

Named Executive Officers, Footnote	Robert J. Pera served as the Company’s principal executive officer (PEO) for fiscal years 2021, 2022, 2023, 2024 and 2025. The amounts reported are the total compensation reported in the Summary Compensation Table for the applicable fiscal year for Mr. Pera.Kevin Radigan served as the Company’s other named executive officer for fiscal years 2021, 2022, 2023, 2024 and 2025. Amounts reported are the total compensation reported in the Summary Compensation Table for the applicable fiscal year for Mr. Radigan.
Peer Group Issuers, Footnote	Peer group TSR is calculated by assuming that a $100 investment was made in the Standard & Poor’s Computer & Electronics Retail Index, an independently prepared index that includes companies in the industry, on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 630,709	$ 810,475	$ 976,546	$ 478,907	$ 118,629
PEO Actually Paid Compensation Amount	$ 630,709	810,475	976,546	478,907	118,629
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the “compensation actually paid” to Mr. Pera based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2025, Mr. Pera’s total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for fiscal years 2021, 2022, 2023 and 2024, please see the “pay versus performance” disclosure in our 2024 definitive proxy statement.

PEO
2025
	Summary Compensation Table - Total Compensation	$630,709
-	Grant date fair value of stock awards and option awards granted in fiscal year	—
+	Fair value at fiscal year end of outstanding and unvested stock awards and option awards granted in fiscal year	—
+	Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal rears	—
+	Fair value at vesting of stock awards and option awards granted in fiscal year that vested during fiscal year	—
+	Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—
-	Fair value as of prior fiscal year end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—
=	Compensation Actually Paid	$630,709

Non-PEO NEO Average Total Compensation Amount	$ 831,475	773,230	1,081,685	722,651	737,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,650,146	689,803	752,445	542,397	1,206,425
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the “compensation actually paid” to Mr. Radigan based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2025, Mr. Radigan’s total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for fiscal years 2021,2022, 2023 and 2024, please see the “pay versus performance” disclosure in our 2024 definitive proxy statement.

NEO Average
		2025
	Summary Compensation Table - Total Compensation	$831,475
-	Grant date fair value of stock awards and option awards granted in fiscal year	227,900
+	Fair value at fiscal year end of outstanding and unvested stock awards and option awards granted in fiscal year	559,021
+	Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal rears	485,698
+	Fair value at vesting of stock awards and option awards granted in fiscal year that vested during fiscal year	—
+	Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	1,852
-	Fair value of prior fiscal year end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—
=	Compensation Actually Paid	$1,650,146

Total Shareholder Return Amount	$ 248	87	103	144	180
Peer Group Total Shareholder Return Amount	94	112	104	79	135
Net Income (Loss)	$ 711,922,000	$ 349,960,000	$ 407,641,000	$ 378,657,000	$ 616,584,000
PEO Name	Robert J. Pera	Robert J. Pera	Robert J. Pera	Robert J. Pera
Additional 402(v) Disclosure
Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
	Cumulative TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported Covered YearThe PVP Rules require the disclosure of our GAAP net income for each year. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,698
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,852
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0